SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

year ended December 31, 2019	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Corporate[1]		Total
(millions of Canadian $)

Revenues	4,010	4,978	603	2,879	785	—		13,255
Intersegment revenues	—	164	—	—	19	(183)	[2]	—
	4,010	5,142	603	2,879	804	(183)		13,255
Income/(loss) from equity investments	12	264	56	70	571	(53)	[3]	920
Plant operating costs and other	(1,473)	(1,581)	(54)	(728)	(239)	166	[2]	(3,909)
Commodity purchases resold	—	—	—	—	(369)	—		(369)
Property taxes	(275)	(345)	—	(101)	(6)	—		(727)
Depreciation and amortization	(1,159)	(754)	(115)	(341)	(95)	—		(2,464)
Gain/(loss) on assets held for sale/sold	—	21	—	69	(211)	—		(121)
Segmented earnings/(losses)	1,115	2,747	490	1,848	455	(70)		6,585
Interest expense								(2,333)
Allowance for funds used during construction								475
Interest income and other[3]								460
Income before income taxes								5,187
Income tax expense								(754)
Net income								4,433
Net income attributable to non-controlling interests								(293)
Net income attributable to controlling interests								4,140
Preferred share dividends								(164)
Net income attributable to common shares								3,976

Capital spending
Capital expenditures	3,900	2,500	323	239	481	32		7,475
Capital projects in development	6	—	—	701	—	—		707
Contributions to equity investments	—	16	34	14	538	—		602
	3,906	2,516	357	954	1,019	32		8,784

1	Includes intersegment eliminations.

2
The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.

3
Income/(loss) from equity investments includes the Company's proportionate share of Sur de Texas foreign exchange losses on the peso-denominated loans from affiliates which are fully offset in Interest income and other. Refer to Note 10, Equity investments, for additional information.

year ended December 31, 2018	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Corporate[1]		Total
(millions of Canadian $)

Revenues	4,038	4,314	619	2,584	2,124	—		13,679
Intersegment revenues	—	162	—	—	56	(218)	[2]	—
	4,038	4,476	619	2,584	2,180	(218)		13,679
Income from equity investments	12	256	22	64	355	5	[3]	714
Plant operating costs and other	(1,405)	(1,368)	(34)	(630)	(313)	159	[2]	(3,591)
Commodity purchases resold	—	—	—	—	(1,488)	—		(1,488)
Property taxes	(266)	(199)	—	(98)	(6)	—		(569)
Depreciation and amortization	(1,129)	(664)	(97)	(341)	(119)	—		(2,350)
Goodwill and other asset impairment charges	—	(801)	—	—	—	—		(801)
Gain on sale of assets	—	—	—	—	170	—		170
Segmented earnings/(losses)	1,250	1,700	510	1,579	779	(54)		5,764
Interest expense								(2,265)
Allowance for funds used during construction								526
Interest income and other[3]								(76)
Income before income taxes								3,949
Income tax expense								(432)
Net income								3,517
Net loss attributable to non-controlling interests								185
Net income attributable to controlling interests								3,702
Preferred share dividends								(163)
Net income attributable to common shares								3,539

Capital spending
Capital expenditures	2,442	5,591	463	110	767	45		9,418
Capital projects in development	36	1	—	459	—	—		496
Contributions to equity investments	—	179	334	12	490	—		1,015
	2,478	5,771	797	581	1,257	45		10,929

1	Includes intersegment eliminations.

2
The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.

3
Income from equity investments includes the Company's proportionate share of Sur de Texas foreign exchange gains on the peso-denominated loans from affiliates which are fully offset in Interest income and other. Refer to Note 10, Equity investments, for additional information.

year ended December 31, 2017	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Corporate[1]		Total
(millions of Canadian $)

Revenues	3,693	3,584	570	2,009	3,593	—		13,449
Intersegment revenues	—	51	—	—	—	(51)	[2]	—
	3,693	3,635	570	2,009	3,593	(51)		13,449
Income/(loss) from equity investments	11	240	(9)	(3)	471	63	[3]	773
Plant operating costs and other	(1,300)	(1,340)	(42)	(623)	(550)	(51)	[2]	(3,906)
Commodity purchases resold	—	—	—	—	(2,382)	—		(2,382)
Property taxes	(260)	(181)	—	(89)	(39)	—		(569)
Depreciation and amortization	(908)	(594)	(93)	(309)	(151)	—		(2,055)
Goodwill and other asset impairment charges	—	—	—	(1,236)	(21)	—		(1,257)
Gain on sale of assets	—	—	—	—	631	—		631
Segmented earnings/(losses)	1,236	1,760	426	(251)	1,552	(39)		4,684
Interest expense								(2,069)
Allowance for funds used during construction								507
Interest income and other[3]								184
Income before income taxes								3,306
Income tax recovery								89
Net income								3,395
Net income attributable to non-controlling interests								(238)
Net income attributable to controlling interests								3,157
Preferred share dividends								(160)
Net income attributable to common shares								2,997

Capital spending
Capital expenditures	2,106	3,712	833	341	350	41		7,383
Capital projects in development	75	—	—	71	—	—		146
Contributions to equity investments	—	118	1,121	117	325	—		1,681
	2,181	3,830	1,954	529	675	41		9,210

1	Includes intersegment eliminations.

2
The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.

3
Income/(loss) from equity investments includes the Company's proportionate share of Sur de Texas foreign exchange gains on the peso-denominated loans from affiliates which are fully offset in Interest income and other. Refer to Note 10, Equity investments, for additional information.

at December 31	2019	2018
(millions of Canadian $)

Total Assets by segment
Canadian Natural Gas Pipelines	21,983	18,407
U.S. Natural Gas Pipelines	41,627	44,115
Mexico Natural Gas Pipelines	7,207	7,058
Liquids Pipelines	15,931	17,352
Power and Storage	7,788	8,475
Corporate	4,743	3,513
	99,279	98,920

Revenue from External Customers by Geographic Areas

year ended December 31	2019	2018	2017
(millions of Canadian $)

Revenues
Canada – domestic	4,059	4,187	3,618
Canada – export	1,035	1,075	1,255
United States	7,558	7,798	8,006
Mexico	603	619	570
	13,255	13,679	13,449

Schedule of Long-Lived Assets by Country

at December 31	2019	2018
(millions of Canadian $)

Plant, Property and Equipment
Canada	23,362	23,226
United States	36,184	37,385
Mexico	5,943	5,892
	65,489	66,503